DEBT (Schedule of Carrying Values) (Details) (USD $) - Exchangeable Notes - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2017
Debt Instrument [Line Items]
Principal	$ 287,500,000	$ 287,500,000	$ 287,500,000
Less: Debt issuance costs, net of amortization	(3,735,000)	(4,488,000)
Unamortized discount	(32,182,000)	(39,335,000)
Net liability carrying amount	251,583,000	243,677,000
Equity component - net carrying value	$ 51,176,000	$ 51,176,000